SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2020
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS
NOTE 13 -    SHORT-TERM BANK LOANS
On June 30, 2019, the Company’s short-term bank borrowings consisted of revolving bank loans of $1,909 from several banks, which were subject to an annual interest rate of 4.60%. Some of the short-term loans are secured by the pledge of restricted cash of $1,013 and a building with a carrying value of $939 as of June 30, 2019, respectively.
On June 30, 2020, the Company
had
 no
outstanding

short-term bank borrowings.
For the years ended June 30, 2018, 2019
,
and 2020, interest expenses on short-term bank loans amounted to $376, $110 and $37, respectively.
As of June 30, 2019, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $265,560, of which $77,911 was utilized and $187,649 wa
s available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $13,401 and $3,018, respectively.
As of June 30, 2020, the Company had available lines of credit from various banks in the PRC, Singapore and Malaysia amounting to $299,277, of which $47,694 was utilized and $251,583 was
 available for use. These lines of credit were secured by the pledge of restricted cash and buildings with a carrying value of $9,627 and $2,977, respectively.